Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
19 Cash and cash equivalents
Accounting policies
Cash and cash equivalents are accounted for at amortised cost and include cash in hand, current balances with banks and similar
institutions, and short-term highly liquid investments that are readily convertible to known amounts of cash, are subject to an
insignificant risk of changes in fair value and have a maturity of three months or less from the acquisition date. Contractually
mandatory deposits in escrow bank accounts are included as restricted cash if the deposits are provided as part of the Group’s
operating activities and therefore are deemed as held for the purpose of meeting short
‑
term cash commitments, and the deposits can
be released from the escrow account without undue expenses.
At 31 December
(in USD million) 2022 2021
Cash at bank available 2,220 2,673
Time deposits 836 1,906
Money market funds 3,106 2,714
Interest-bearing securities 3,276 4,740
Restricted cash, including collateral deposits 6,140 2,093
Cash and cash equivalents 15,579 14,126
Restricted cash at 31 December 2022 includes collateral deposits of USD 6,128 million related to trading activities. Correspondingly,
collateral deposits at 31 December 2021 were USD 2,069

million. Collateral deposits are related to certain requirements of exchanges where Equinor is trading. The terms and conditions related to these requirements are determined by the respective exchanges.